CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 26, 2014	Dec. 27, 2013
Current Assets:
Cash and cash equivalents	$ 6,127	$ 6,102
Accounts receivable - trade (net of allowance for doubtful accounts of $4,127 and $3,595 as of September 26, 2014 and December 27, 2013, respectively)	197,388	165,420
Inventories	287,759	276,341
Prepaid expenses and other current assets	38,950	40,936
Income taxes receivable	0	13,563
Deferred income taxes	15,171	15,179
Total current assets	545,395	517,541
Property and equipment, net	54,113	58,665
Goodwill	486,439	486,439
Other intangible assets, net	355,414	445,046
Other assets	10,303	10,042
Total assets	1,451,664	1,517,733
Current Liabilities:
Accounts payable	136,418	123,915
Accrued expenses and other current liabilities	74,385	69,939
Accrued interest	8,231	19,755
Income taxes payable	1,951	0
Current portion of long-term debt	3,500	0
Current portion of capital leases	24	231
Total current liabilities	224,509	213,840
Long-Term Liabilities:
Deferred income taxes	112,768	145,584
Long-term debt, net of current portion	789,943	798,347
Capital leases, net of current portion	0	10
Other liabilities	2,519	3,099
Total liabilities	1,129,739	1,160,880
Commitments and contingencies (see Note 6)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,479,463 and 1,478,151 shares issued and outstanding as of September 26, 2014 and December 27, 2013, respectively	15	15
Additional paid-in capital	395,175	392,201
Accumulated deficit	(72,257)	(34,784)
Accumulated other comprehensive loss	(879)	(579)
Treasury stock, at cost, 415 shares held as of September 26, 2014 and none as of December 27, 2013	(129)	0
Total stockholders' equity	321,925	356,853
Total liabilities and stockholders' equity	$ 1,451,664	$ 1,517,733